Related party transactions (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Executive services	$ 421	$ 268
Corporate overhead	280	280
Investor communications	0	45
Restructure charge	$ 200	$ 175